Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum lease payments under operating lease agreements
2014	$ 6,083
2015	5,943
2016	5,788
2017	5,127
2018	4,503
Thereafter	63,823
Total minimum future lease payments	91,267
Rent expense under operating lease	$ 6,225	$ 6,377	$ 6,697